Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

February 5, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust

(Filing relates to BrandywineGLOBAL – Diversified US Large Cap Value Fund (formerly Legg Mason BW Diversified Large Cap Value Fund), BrandywineGLOBAL – Dynamic US Large Cap Value Fund (formerly Legg Mason BW Dynamic Large Cap Value Fund), BrandywineGLOBAL – Global High Yield Fund (formerly Legg Mason BW Global High Yield Fund), Martin Currie Emerging Markets Fund, QS Global Market Neutral Fund, QS International Equity Fund, QS Strategic Real Return Fund and RARE Global Infrastructure Value Fund (the “Funds”))

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 166 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on January 26, 2018 and became effective on February 1, 2018.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger